Schedule III - Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplementary Insurance Information
Deferred policy acquisition costs	$ 4,784	$ 4,191	$ 3,954
Reserves for claims and claims expense, contract benefits and contractholder funds	58,002	58,308	57,749
Unearned premiums	14,510	13,473	12,583
Premium revenue and contract charges	36,513	34,678	33,582
Net investment income	3,240	3,401	3,042
Claims and claims expense, contract benefits and interest credited to contractholders	25,405	24,460	24,743
Amortization of deferred policy acquisition costs	5,222	4,784	4,550
Other operating costs and expenses	6,566	5,634	5,461
Premiums written (excluding life)	35,966	33,661	32,455
Intersegment Eliminations (2)
Supplementary Insurance Information
Deferred policy acquisition costs	0	0	0
Reserves for claims and claims expense, contract benefits and contractholder funds	0	0	0
Unearned premiums	0	0	0
Premium revenue and contract charges	(122)	(110)	(105)
Net investment income	0	0	0
Claims and claims expense, contract benefits and interest credited to contractholders	(7)	(6)	(5)
Amortization of deferred policy acquisition costs	0	0	0
Other operating costs and expenses	(115)	(104)	(100)
Premiums written (excluding life)	0	0	0
Allstate Protection | Operating Segments
Supplementary Insurance Information
Deferred policy acquisition costs	1,618	1,510	1,432
Reserves for claims and claims expense, contract benefits and contractholder funds	25,495	24,336	23,263
Unearned premiums	11,953	11,409	11,160
Premium revenue and contract charges	32,950	31,433	30,727
Claims and claims expense, contract benefits and interest credited to contractholders	22,348	21,388	21,802
Amortization of deferred policy acquisition costs	4,475	4,205	4,053
Other operating costs and expenses	4,522	4,239	4,083
Premiums written (excluding life)	33,555	31,648	30,888
Discontinued Lines and Coverages | Operating Segments
Supplementary Insurance Information
Deferred policy acquisition costs	0	0	0
Reserves for claims and claims expense, contract benefits and contractholder funds	1,864	1,893	1,953
Unearned premiums	0	0	0
Premium revenue and contract charges	0	0	0
Claims and claims expense, contract benefits and interest credited to contractholders	87	96	105
Amortization of deferred policy acquisition costs	0	0	0
Other operating costs and expenses	3	3	2
Premiums written (excluding life)	0	0	3
Property-Liability | Operating Segments
Supplementary Insurance Information
Deferred policy acquisition costs	1,618	1,510	1,432
Reserves for claims and claims expense, contract benefits and contractholder funds	27,359	26,229	25,216
Unearned premiums	11,953	11,409	11,160
Premium revenue and contract charges	32,950	31,433	30,727
Net investment income	1,464	1,478	1,253
Claims and claims expense, contract benefits and interest credited to contractholders	22,435	21,484	21,907
Amortization of deferred policy acquisition costs	4,475	4,205	4,053
Other operating costs and expenses	4,525	4,242	4,085
Premiums written (excluding life)	33,555	31,648	30,891
Service Businesses | Operating Segments
Supplementary Insurance Information
Deferred policy acquisition costs	1,290	954	756
Reserves for claims and claims expense, contract benefits and contractholder funds	64	96	34
Unearned premiums	2,546	2,052	1,411
Premium revenue and contract charges	1,220	977	685
Net investment income	27	16	13
Claims and claims expense, contract benefits and interest credited to contractholders	350	369	258
Amortization of deferred policy acquisition costs	463	296	214
Other operating costs and expenses	603	565	283
Premiums written (excluding life)	1,431	1,094	709
Allstate Life | Operating Segments
Supplementary Insurance Information
Deferred policy acquisition costs	1,300	1,152	1,200
Reserves for claims and claims expense, contract benefits and contractholder funds	10,333	10,244	10,042
Unearned premiums	3	4	4
Premium revenue and contract charges	1,315	1,280	1,250
Net investment income	505	489	482
Claims and claims expense, contract benefits and interest credited to contractholders	1,094	1,047	1,027
Amortization of deferred policy acquisition costs	132	134	131
Other operating costs and expenses	364	344	332
Premiums written (excluding life)	0	0	0
Allstate Benefits | Operating Segments
Supplementary Insurance Information
Deferred policy acquisition costs	549	541	526
Reserves for claims and claims expense, contract benefits and contractholder funds	1,905	1,869	1,821
Unearned premiums	8	8	8
Premium revenue and contract charges	1,135	1,084	1,011
Net investment income	77	72	71
Claims and claims expense, contract benefits and interest credited to contractholders	630	599	545
Amortization of deferred policy acquisition costs	145	142	145
Other operating costs and expenses	278	261	236
Premiums written (excluding life)	980	919	855
Allstate Annuities | Operating Segments
Supplementary Insurance Information
Deferred policy acquisition costs	27	34	40
Reserves for claims and claims expense, contract benefits and contractholder funds	18,341	19,870	20,636
Unearned premiums	0	0	0
Premium revenue and contract charges	15	14	14
Net investment income	1,096	1,305	1,181
Claims and claims expense, contract benefits and interest credited to contractholders	903	967	1,011
Amortization of deferred policy acquisition costs	7	7	7
Other operating costs and expenses	31	34	31
Premiums written (excluding life)	0	0	0
Corporate and Other | Operating Segments
Supplementary Insurance Information
Deferred policy acquisition costs	0	0	0
Reserves for claims and claims expense, contract benefits and contractholder funds	0	0	0
Unearned premiums	0	0	0
Premium revenue and contract charges	0	0	0
Net investment income	71	41	42
Claims and claims expense, contract benefits and interest credited to contractholders	0	0	0
Amortization of deferred policy acquisition costs	0	0	0
Other operating costs and expenses	880	292	594
Premiums written (excluding life)	$ 0	$ 0	$ 0